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                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549


FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2002

Check here if amendment [x]; Amendment Number: 1
This Amendment (Check only one):
[ ]  is a restatement
[x]  adds new holdings entries

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on May 15, 2003.


Institutional Investment Manager Filing this Report:

Name:       UBS Warburg LLC
Address:    677 Washington Boulevard
            Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:       Jeffery H. Laska
Title:      Director
Phone:      (203) 719-6871

Signature, Place, and Date of Signing:

/s/ Jeffery H. Laska
Jeffery H. Laska
May 15, 2003, Stamford, Connecticut
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Report Type (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report


Report Summary

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:   $ 6,732  (thousands)

List of Other Included Managers:          NONE
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
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        COLUMN 1      COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5            COLUMN 6  COLUMN 7          COLUMN 8
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                                                                                      INVEST-
                                                                                       MENT                     VOTING AUTHORITY
        NAME OF                                   VALUE   SHRS OR PRN    SH/  PUT/    DISCRE-   OTHER
        ISSUER    TITLE OF CLASS      CUSIP       X$1000      AMT        PRN  CALL     TION    MANAGERS     SOLE       SHARED   NONE
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
Sanmina SCI Corp      SDCV          800907AD9      6,732  21,039,000     PNR           Sole               21,039,000
                      9/1